Loans and Allowance for Credit Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 203,222	$ 188,188
30-89 Days Past Due	1,782	2,626
90 Days or More Past Due	1,753	2,184
Non performing	3,078	4,063
Total	209,835	197,061
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	55,991	47,412
30-89 Days Past Due	300	325
90 Days or More Past Due	45	64
Non performing	312	597
Total	56,648	48,398
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	34,800	32,986
30-89 Days Past Due	138	415
90 Days or More Past Due	14	1
Non performing	899	1,293
Total	35,851	34,695
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	35,664	29,140
30-89 Days Past Due	404	456
90 Days or More Past Due	364	500
Non performing	650	636
Total	37,082	30,732
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,662	15,993
30-89 Days Past Due	238	269
90 Days or More Past Due	236	313
Non performing	224	228
Total	17,360	16,803
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	47,516	47,706
30-89 Days Past Due	340	404
90 Days or More Past Due	184	216
Non performing	67	65
Total	48,107	48,391
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	190,633	173,237
30-89 Days Past Due	1,420	1,869
90 Days or More Past Due	843	1,094
Non performing	2,152	2,819
Total	195,048	179,019
Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,589	14,951
30-89 Days Past Due	362	757
90 Days or More Past Due	910	1,090
Non performing	926	1,244
Total	$ 14,787	$ 18,042